Schedule of Investment	3 Months Ended	9 Months Ended
	Apr. 30, 2015	Jan. 31, 2015
Schedule of Investments [Abstract]
Investment Holdings, Schedule of Investments [Text Block]
MERK GOLD TRUST

Unaudited Schedule of Investments

At April 30, 2015

April 30, 2015
	Fine Ounces	Cost	Fair Value	% of Net Assets
Gold Bullion	50,882	$65,155,193	$60,053,590	100.00%
Total Investments		$65,155,193	$60,053,590	100.00%
Liabilities in excess of other assets			(7)	0.00%	(a)
Net Assets			$60,053,583	100.00%

(a) Amount is less than 0.005%

See notes to unaudited financial statements.

January 31, 2015
	Fine Ounces	Cost	Fair Value	% of Net Assets
Gold Bullion	51,379	$65,938,882	$64,750,586	100.00%
Total Investments		$65,938,882	$64,750,586	100.00%
Liabilities in excess of other assets			(3)	0.00	% (a)
Net Assets			$64,750,583	100.00%

(a) Amount is less than 0.005%

See notes to unaudited financial statements.

Schedule of Investment January 31, 2015
Description	Fine Ounces	Cost	Fair Value	% of Net Assets
Gold Bullion	51,379	$65,938,882	$64,750,586	100.0%